Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
Earnings Per Common Share
The following is a reconciliation of the basic and diluted earnings per share computations:

	For the years ended December 31,		Period from March 20,2013 (date of inception) to December 31,
	2015	2014	2013
Net loss for basic and diluted earnings per share	$(510,789)	$(116,565)	$(6,307)

Common shares outstanding and common stock equivalents:
Weighted average shares basic	21,410,177	11,466,072	3,327,097
Effect of dilutive securities	—	—	—
Weighted average common shares - diluted	21,410,177	11,466,072	3,327,097

Loss per share:
Basic	$(23.86)	$(10.17)	$(1.90)
Diluted	$(23.86)	$(10.17)	$(1.90)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]

	For the years ended December 31,		Period from March 20,2013 (date of inception) to December 31,
	2015	2014	2013
Share equivalents	1,248,163	581,671	405,156